Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2015 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,886
Number of Restricted Shares, Granted | shares	665
Number of Restricted Shares, Vested | shares	(810)
Number of Restricted Shares, Forfeited | shares	(130)
Number of Restricted Shares, Ending Balance | shares	1,611
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 36.09
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	49.80
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	34.62
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	38.10
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 42.33